Condensed Consolidated Interim Statements of Shareholders' Equity (Parenthetical) - ₪ / shares	Jun. 30, 2015	Dec. 31, 2014
Ordinary shares, par value per share	₪ 0.8	₪ 0.8
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	15,541,306	15,541,306
Ordinary shares, shares outstanding	15,541,306	15,541,306
Shares held by subsidiary	2,125	2,125
Deferred shares, par value per share	₪ 0.1	₪ 0.1
Deferred shares, shares authorized	20,230	20,230
Deferred shares, shares issued	17,030	17,030
Deferred shares, shares outstanding	17,030	17,030